UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05848
                                                     ---------

                           The Gabelli Value Fund Inc.
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                    -----------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                    -----------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           THE GABELLI VALUE FUND INC.

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005


TO OUR SHAREHOLDERS,
      During the second quarter of 2005, The Gabelli Value Fund (the "Fund") rose 2.0%, while the Standard & Poor's ("S&P") 500 Index rose 1.4% and the Dow Jones Industrials Average declined 1.6%. For the six month period ended June 30, 2005, the Fund was down 0.2% versus declines of 0.8% and 3.5% for the S&P 500 Index and the Dow Jones Industrial Average, respectively.
      Enclosed are the financial statements and the investment portfolio as of June 30, 2005.

COMPARATIVE RESULTS

---------------------------------------------------------------------------------------------------------------------
                                                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2005 (A)
                                                                                                              Since
                                              Year to                                                       Inception
                                   Quarter     Date     1 Year     3 Year    5 Year     10 Year   15 Year   (9/29/89)
---------------------------------------------------------------------------------------------------------------------
  GABELLI VALUE FUND CLASS A ....  1.99%     (0.15)%     9.91%     12.43%     4.54%     13.26%     13.55%    12.93%
                                  (3.62)(B)  (5.63)(B)   3.87(B)   10.33(B)   3.36(B)   12.62(B)   13.13(B)  12.52(B)

  S&P 500 Index .................  1.37      (0.81)      6.32       8.28     (2.37)      9.94      10.64     10.46
  Dow Jones Industrial Average .. (1.62)     (3.50)      0.83       5.99      1.76      10.65      11.42     11.52
  Nasdaq Composite Index ........  2.89      (5.45)      0.45      12.02    (12.31)      8.22      10.46      9.78

  Class B .......................  1.80      (0.59)      9.04      11.57      3.75      12.80      13.24     12.63
                                  (3.20)(c)  (5.56)(c)   4.04(c)   10.76(c)   3.40(c)   12.80(c)   13.24(c)  12.63(c)

  Class C .......................  1.74      (0.59)      9.03      11.56      3.75      12.83      13.26     12.65
                                   0.74(c)   (1.58)(c)   8.03(c)   11.56(c)   3.75(c)   12.83(c)   13.26(c)  12.65(c)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICES AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS A SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS B SHARES AND CLASS C SHARES ON MARCH 15, 2000. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.5% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the
 commentary   and  the  financial   statements,   including  the  portfolio  of
 investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI VALUE FUND INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2005 through June 30, 2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2005.

                    Beginning       Ending      Annualized      Expenses
                  Account Value  Account Value    Expense     Paid During
                    01/01/05        06/30/05       Ratio         Period*
--------------------------------------------------------------------------------
GABELLI VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A            $1,000.00      $  998.50        1.40%         $ 6.94
Class B            $1,000.00      $  994.10        2.15%         $10.63
Class C            $1,000.00      $  994.10        2.15%         $10.63

HYPOTHETICAL 5% RETURN
Class A            $1,000.00      $1,017.85        1.40%         $ 7.00
Class B            $1,000.00      $1,014.13        2.15%         $10.74
Class C            $1,000.00      $1,014.13        2.15%         $10.74

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets.



THE GABELLI VALUE FUND INC.


Entertainment .................................. 16.6%
Publishing ..................................... 12.2%
Cable and Satellite ............................ 10.1%
Telecommunications .............................  7.1%
Food and Beverage ..............................  5.7%
Hotels and Gaming ..............................  5.6%
Diversified Industrial .........................  4.8%
Retail .........................................  3.6%
Automotive: Parts and Accessories ..............  3.1%
Financial Services .............................  2.8%
Consumer Products ..............................  2.6%
Metals and Mining ..............................  2.5%
Broadcasting ...................................  2.4%
Equipment and Supplies .........................  2.4%
Communications Equipment .......................  2.3%
Electronics ....................................  2.2%
Environmental Services .........................  2.2%
Energy and Utilities ...........................  1.9%
Agriculture ....................................  1.6%
Aviation: Parts and Services ...................  1.5%
Specialty Chemicals ............................  1.3%
Repurchase Agreements ..........................  1.1%
Business Services ..............................  1.0%
Consumer Services ..............................  0.9%
Machinery ......................................  0.6%
Manufactured Housing ...........................  0.5%
Health Care ....................................  0.4%
Real Estate ....................................  0.3%
Wireless Communications ........................  0.2%
Computer Software and Services .................  0.1%
Other Assets and Liabilities - Net .............  0.4%
                                                ------
                                                100.0%
                                                ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDING MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.



PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        MARKET
     SHARES                               COST           VALUE
     ------                               ----          ------
              COMMON STOCKS -- 98.5%
              AEROSPACE -- 0.0%
       1,000  Lockheed Martin Corp. ..$     25,800  $       64,870
                                      ------------  --------------
              AGRICULTURE -- 1.6%
     890,000  Archer-Daniels-
                Midland Co. ..........  10,410,116      19,028,200
      25,000  Mosaic Co.+ ............     309,130         389,000
                                      ------------  --------------
                                        10,719,246      19,417,200
                                      ------------  --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.1%
      38,000  China Yuchai
                International Ltd. ...     300,576         461,320
     930,000  Dana Corp. .............  15,170,614      13,959,300
     250,000  Genuine Parts Co. ......   6,600,695      10,272,500
     125,000  Modine Manufacturing
                Co. ..................   3,413,289       4,070,000
     280,000  Navistar International
                Corp.+ ...............   7,411,095       8,960,000
                                      ------------  --------------
                                        32,896,269      37,723,120
                                      ------------  --------------
              AVIATION: PARTS AND SERVICES -- 1.5%
      19,000  Curtiss-Wright Corp. ...     487,166       1,025,050
     335,000  Fairchild Corp.,
                Cl. A+ ...............   2,638,805         958,100
     450,000  GenCorp Inc.+ ..........   4,371,907       8,667,000
      74,000  Sequa Corp., Cl. A+ ....   2,715,433       4,896,580
      33,000  Sequa Corp., Cl. B+ ....   1,673,268       2,196,150
                                      ------------  --------------
                                        11,886,579      17,742,880
                                      ------------  --------------
              BROADCASTING -- 2.4%
     190,000  Gray Television Inc. ...   2,655,433       2,291,400
     705,000  Liberty Corp. ..........  30,557,682      25,951,050
      95,000  Young Broadcasting Inc.,
                Cl. A+ ...............   1,501,576         394,250
                                      ------------  --------------
                                        34,714,691      28,636,700
                                      ------------  --------------
              BUSINESS SERVICES -- 1.0%
     480,000  Cendant Corp. ..........   4,288,445      10,737,600
      12,000  ChoicePoint Inc.+ ......     415,751         480,600
      30,000  Nashua Corp.+ ..........     258,768         283,500
      15,000  UNOVA Inc.+ ............     351,409         399,450
                                      ------------  --------------
                                         5,314,373      11,901,150
                                      ------------  --------------
              CABLE AND SATELLITE -- 10.1%
     130,000  Adelphia Communications
                Corp., Cl. A+ ........      91,925          13,000
   2,550,000  Cablevision Systems Corp.,
                Cl.  A+ ..............  27,931,795      82,110,000
     350,000  DIRECTV  Group  Inc.+ ..   6,351,123       5,425,000
     130,000  EchoStar Communications
                Corp., Cl. A .........   4,029,640       3,919,500
     270,000  Liberty Global Inc.,
                Cl. A+ ...............   8,539,559      12,600,900
     535,000  Rogers Communications Inc.,
                Cl. B ................   5,845,613      17,590,800
                                      ------------  --------------
                                        52,789,655     121,659,200
                                      ------------  --------------

                                                        MARKET
     SHARES                               COST           VALUE
     ------                               ----          ------
              COMMUNICATIONS EQUIPMENT -- 2.3%
      69,500  Agere Systems Inc.+ ....$  1,575,737  $      834,000
     720,000  Corning Inc.+ ..........   6,199,592      11,966,400
     900,000  Lucent Technologies
                Inc.+ ................   4,012,416       2,619,000
     500,000  Motorola Inc. ..........   5,413,719       9,130,000
     885,000  Nortel Networks Corp.+ .   4,336,076       2,309,850
      40,000  Scientific-Atlanta Inc.      370,950       1,330,800
                                      ------------  --------------
                                        21,908,490      28,190,050
                                      ------------  --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.1%
      35,000  Yahoo! Inc.+ ...........   1,261,137       1,212,750
                                      ------------  --------------
              CONSUMER PRODUCTS -- 2.6%
     103,500  Energizer Holdings
                Inc.+ ................   2,351,095       6,434,595
      93,000  Gallaher Group plc,
                ADR ..................   2,374,002       5,514,900
         500  Givaudan SA ............     135,440         290,870
     145,000  Hartmarx Corp.+ ........     726,269       1,460,150
      20,000  National Presto
                Industries Inc. ......     609,961         881,400
     190,000  Pactiv Corp.+ ..........   1,841,986       4,100,200
     800,000  Swedish Match AB .......   8,319,382       9,088,757
     120,000  Wolverine World
                Wide Inc. ............   1,135,070       2,881,200
                                      ------------  --------------
                                        17,493,205      30,652,072
                                      ------------  --------------
              CONSUMER SERVICES -- 0.9%
     230,000  IAC/InterActiveCorp+ ...   3,379,444       5,531,500
     260,000  Rollins Inc. ...........   1,923,437       5,210,400
                                      ------------  --------------
                                         5,302,881      10,741,900
                                      ------------  --------------
              DIVERSIFIED INDUSTRIAL -- 4.8%
      50,000  Ampco-Pittsburgh Corp. .     250,018         600,000
     337,000  Cooper Industries Ltd.,
                Cl. A ................  18,269,969      21,534,300
     300,000  Crane Co. ..............   7,946,332       7,890,000
      30,000  Griffon Corp.+ .........     668,566         666,000
      50,000  Harbor Global Co. Ltd.+      133,471         443,750
     440,000  Honeywell International
                Inc. .................  13,970,669      16,117,200
      80,000  ITT Industries Inc. ....   5,661,875       7,810,400
     242,000  Katy Industries Inc.+ ..   2,090,301         774,400
     115,000  Lamson & Sessions Co.+ .     811,387       1,359,300
                                      ------------  --------------
                                        49,802,588      57,195,350
                                      ------------  --------------
              ELECTRONICS -- 2.2%
     230,000  Texas Instruments Inc. .   5,889,627       6,456,100
      65,000  Thermo Electron Corp.+ .   1,249,065       1,746,550
     650,000  Thomas & Betts Corp.+ ..  13,021,825      18,356,000
       5,000  Tyco International Ltd.       58,995         146,000
                                      ------------  --------------
                                        20,219,512      26,704,650
                                      ------------  --------------

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        MARKET
     SHARES                               COST           VALUE
     ------                               ----          ------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES -- 1.9%
      10,000  Allegheny Energy Inc.+ .$    123,486  $      252,200
     195,000  ConocoPhillips .........   5,417,216      11,210,550
      40,000  Kerr-McGee Corp. .......   1,969,210       3,052,400
     200,000  Mirant Corp.+ ..........      61,000         102,400
     220,000  Northeast Utilities ....   4,150,587       4,589,200
      76,000  Southwest Gas Corp. ....   1,511,118       1,938,760
      30,000  Unocal Corp. ...........   1,956,750       1,951,500
                                      ------------  --------------
                                        15,189,367      23,097,010
                                      ------------  --------------
              ENTERTAINMENT -- 16.6%
      60,000  Dover Motorsports Inc. .     309,314         360,000
     214,000  GC Companies Inc.+ (a) .     233,260         184,040
   1,520,000  Gemstar-TV Guide
                International Inc.+ ..   8,513,793       5,456,800
     142,000  Grupo Televisa SA,
                ADR ..................   4,775,147       8,816,780
   4,140,000  Liberty Media Corp.,
                Cl. A+ ...............  32,560,813      42,186,600
     400,000  The Walt Disney Co. ....   9,427,101      10,072,000
   1,380,000  Time Warner Inc.+ ......  20,550,416      23,059,800
   2,590,000  Viacom Inc., Cl. A .....  58,636,832      83,449,800
     800,000  Vivendi Universal
                SA, ADR ..............  14,729,992      25,064,000
                                      ------------  --------------
                                       149,736,668     198,649,820
                                      ------------  --------------
              ENVIRONMENTAL SERVICES -- 2.2%
     260,000  Republic Services Inc. .   4,733,105       9,362,600
     582,000  Waste Management Inc. ..  13,553,796      16,493,880
                                      ------------  --------------
                                        18,286,901      25,856,480
                                      ------------  --------------
              EQUIPMENT AND SUPPLIES -- 2.4%
     210,000  CIRCOR International
                Inc. .................   2,325,092       5,180,700
     310,000  Flowserve Corp.+ .......   4,940,899       9,380,600
     115,000  Gerber Scientific
                Inc.+ ................     803,697         800,400
     180,000  GrafTech International
                Ltd.+ ................   2,233,330         774,000
     360,000  Watts Water
                Technologies Inc.,
                Cl. A ................   4,629,146      12,056,400
                                      ------------  --------------
                                        14,932,164      28,192,100
                                      ------------  --------------
              FINANCIAL SERVICES -- 2.8%
     540,000  American Express Co. ...  20,206,156      28,744,200
      28,000  Deutsche Bank AG,
                ADR ..................   1,639,082       2,181,200
     100,000  Janus Capital
                Group Inc. ...........   1,445,984       1,504,000
     115,000  Phoenix Companies
                Inc. .................   1,283,908       1,368,500
                                      ------------  --------------
                                        24,575,130      33,797,900
                                      ------------  --------------

                                                        MARKET
     SHARES                               COST           VALUE
     ------                               ----          ------
              FOOD AND BEVERAGE -- 5.7%
     150,000  Corn Products
                International Inc. ...$  1,784,750  $    3,564,000
     110,000  Del Monte Foods Co.+ ...     841,806       1,184,700
     217,000  Diageo plc, ADR ........   8,314,676      12,868,100
     410,000  Flowers Foods Inc. .....   3,927,892      14,497,600
      94,922  Fomento Economico
                Mexicano SA
                de CV, ADR ...........   3,476,478       5,654,503
      40,000  General Mills Inc. .....   2,012,050       1,871,600
     240,000  Heinz (H.J.) Co. .......   8,470,388       8,500,800
       1,000  Hershey Co. ............      31,491          62,100
     120,000  Kerry Group plc, Cl. A .   1,362,796       2,995,861
     645,000  PepsiAmericas Inc. .....   8,739,572      16,550,700
      12,000  Wrigley (Wm.) Jr. Co. ..     712,666         826,080
                                      ------------  --------------
                                        39,674,565      68,576,044
                                      ------------  --------------
              HEALTH CARE -- 0.4%
      35,000  IVAX Corp.+ ............     321,634         752,500
      95,000  Sybron Dental
                Specialties Inc.+ ....   1,768,995       3,573,900
                                      ------------  --------------
                                         2,090,629       4,326,400
                                      ------------  --------------
              HOTELS AND GAMING -- 5.6%
     490,000  Aztar Corp.+ ...........   4,107,741      16,782,500
      66,494  Dover Downs Gaming &
                Entertainment Inc. ...     708,218         881,710
     235,000  Gaylord Entertainment
                Co.+ .................   6,682,147      10,925,150
   4,000,000  Hilton Group plc .......  14,922,862      20,514,931
     575,000  Hilton Hotels Corp. ....   5,265,196      13,713,750
      36,000  Kerzner International
                Ltd.+ ................   1,980,579       2,050,200
         400  Las Vegas Sands
                Corp.+ ...............      11,600          14,300
      65,000  MGM Mirage+ ............   1,478,603       2,572,700
                                      ------------  --------------
                                        35,156,946      67,455,241
                                      ------------  --------------
              MACHINERY -- 0.6%
     152,600  CNH Global NV ..........   2,932,041       2,882,614
      74,000  Deere & Co. ............   2,614,262       4,846,260
                                      ------------  --------------
                                         5,546,303       7,728,874
                                      ------------  --------------
              MANUFACTURED HOUSING -- 0.5%
     570,000  Champion Enterprises
                Inc.+ ................   5,746,131       5,665,800
                                      ------------  --------------
              METALS AND MINING -- 2.5%
     320,000  Barrick Gold Corp. .....   2,998,415       8,009,600
     124,000  Kinross Gold Corp.+ ....   1,145,502         756,400
     470,000  Newmont Mining Corp. ...   9,046,385      18,344,100
     215,000  Placer Dome Inc. .......   2,020,399       3,306,700
                                      ------------  --------------
                                        15,210,701      30,416,800
                                      ------------  --------------

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        MARKET
     SHARES                               COST           VALUE
     ------                               ----          ------
              COMMON STOCKS (CONTINUED)
              PUBLISHING -- 12.2%
     200,000  Belo Corp., Cl. A ......$  3,460,783  $    4,794,000
   1,279,500  Media General Inc.,
                Cl. A ................  25,154,970      82,860,420
      89,000  Meredith Corp. .........   1,780,257       4,366,340
   1,150,000  News Corp., Cl. A ......  17,056,747      18,607,000
     470,000  PRIMEDIA Inc.+ .........   1,434,609       1,903,500
     380,000  Reader's Digest
                Association Inc. .....   6,310,427       6,270,000
     315,000  Scripps (E.W.) Co.,
                Cl. A ................  10,689,293      15,372,000
     338,000  Tribune Co. ............  14,055,994      11,890,840
                                      ------------  --------------
                                        79,943,080     146,064,100
                                      ------------  --------------
              REAL ESTATE -- 0.3%
     135,000  Griffin Land &
                Nurseries Inc.+ ......   1,588,939       3,325,050
                                      ------------  --------------
              RETAIL -- 3.6%
     165,000  Albertson's Inc. .......   3,929,877       3,412,200
     380,000  AutoNation Inc.+ .......   3,340,547       7,797,600
      18,000  Burlington Coat Factory
                Warehouse Corp. ......     269,755         767,520
     130,000  Ingles Markets Inc.,
                Cl. A ................   1,562,910       1,790,100
     230,000  Neiman Marcus Group Inc.,
                Cl. B ................   6,067,568      22,241,000
     310,000  Safeway Inc. ...........   6,684,570       7,002,900
                                      ------------  --------------
                                        21,855,227      43,011,320
                                      ------------  --------------
              SPECIALTY CHEMICALS -- 1.3%
     225,000  Ferro Corp. ............   4,749,807       4,468,500
     690,000  Hercules Inc.+ .........  10,410,704       9,763,500
      45,000  Sensient Technologies
                Corp. ................     929,399         927,450
                                      ------------  --------------
                                        16,089,910      15,159,450
                                      ------------  --------------
              TELECOMMUNICATIONS -- 7.1%
   1,000,000  Cincinnati Bell Inc.+ ..   5,585,686       4,300,000
      42,500  Commonwealth Telephone
                Enterprises Inc. .....   1,405,773       1,781,175
   2,000,000  Qwest Communications
                International Inc.+ ..   6,009,165       7,420,000
   1,520,000  Sprint Corp. ...........  23,149,733      38,136,800
     435,000  Telephone & Data
                Systems Inc. .........   9,496,324      17,752,350
     414,000  Telephone & Data
                Systems Inc.,
                Special ..............   8,325,781      15,872,760
                                      ------------  --------------
                                        53,972,462      85,263,085
                                      ------------  --------------

                                                        MARKET
     SHARES                               COST           VALUE
     ------                               ----          ------
              TRANSPORTATION -- 0.0%
     100,000  Grupo TMM SA,
                Cl. A, ADR+ ..........$    791,180  $      300,000
                                      ------------  --------------
              WIRELESS COMMUNICATIONS -- 0.2%
      40,000  United States Cellular
                Corp.+ ...............   1,880,524       1,997,600
                                      ------------  --------------
              TOTAL COMMON STOCKS .... 766,601,253   1,180,724,966
                                      ------------  --------------
   PRINCIPAL
    AMOUNT
    ------
              SHORT-TERM OBLIGATIONS -- 1.1%
              REPURCHASE AGREEMENTS -- 1.1%
 $13,473,000  Barclays Capital Inc.,
                2.850%, dated 06/30/05,
                due 07/01/05, proceeds at
                maturity,
                $13,474,067 (b) ......  13,473,000      13,473,000
                                      ------------  --------------
              TOTAL SHORT-TERM
                OBLIGATIONS ..........  13,473,000      13,473,000
                                      ------------  --------------
              TOTAL
                INVESTMENTS -- 99.6% .$780,074,253   1,194,197,966
                                      ============
              OTHER ASSETS AND LIABILITIES
                (NET) -- 0.4% .....................      4,313,823
                                                    --------------
              NET ASSETS -- 100.0% ................ $1,198,511,789
                                                    ==============
----------------

(a)  Security  fair  valued  under  procedures   established  by  the  Board  of
     Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2005, the market value of fair valued securities amounted to $184,040 or 0.02% of total net assets.

(b) Collateralized by U.S. Treasury Bond, 6.125%, due 08/15/29, market value $14,169,225.

+    Non-income producing security.

ADR  American Depository Receipt

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $780,074,253) .............  $ 1,194,197,966
  Receivable for investments sold .......................        5,630,831
  Dividends and interest receivable .....................        1,038,535
  Receivable for Fund shares sold .......................          133,507
  Other assets ..........................................           20,736
                                                           ---------------
  TOTAL ASSETS ..........................................    1,201,021,575
                                                           ---------------
LIABILITIES:
  Payable to custodian ..................................            2,365
  Payable for investment advisory fees ..................          982,781
  Payable for Fund shares redeemed ......................          586,210
  Payable for shareholder service fees ..................          281,691
  Payable for distribution fees .........................          266,959
  Payable for investments purchased .....................          178,750
  Payable for shareholder communication fees ............          139,873
  Other accrued expenses ................................           71,157
                                                           ---------------
  TOTAL LIABILITIES .....................................        2,509,786
                                                           ---------------
  NET ASSETS applicable to 61,668,232
    shares outstanding ..................................  $ 1,198,511,789
                                                           ===============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ....................  $        61,668
  Additional paid-in capital ............................      751,984,838
  Accumulated net investment income .....................        3,460,833
  Accumulated net realized gain on investments
    and foreign currency transactions ...................       28,880,749
  Net unrealized appreciation on investments ............      414,123,713
  Net unrealized depreciation on foreign
    currency translations ...............................              (12)
                                                           ---------------
  NET ASSETS ............................................  $ 1,198,511,789
                                                           ===============
SHARES OF CAPITAL STOCK:
  CLASS A:
  Net Asset Value and redemption price per share
    ($1,163,884,038 / 59,815,260 shares
    outstanding; 100,000,000 shares
    authorized of $0.001 par value) .....................           $19.46
                                                                    ======
  Maximum offering price per share (NAV / 0.945,
    based on maximum sales charge of 5.50%
    of the offering price) ..............................           $20.59
                                                                    ======
  CLASS B:
  Net Asset Value and offering price per share
    ($19,222,585 / 1,028,919 shares outstanding;
    100,000,000 shares authorized of
    $0.001 par value) ...................................           $18.68(a)
                                                                    ======
  CLASS C:
  Net Asset Value and offering price per share
    ($15,405,166 / 824,053 shares outstanding;
    50,000,000 shares authorized of
    $0.001 par value) ...................................           $18.69(a)
                                                                    ======
---------------------------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME :
  Dividends (net of foreign taxes of $171,806) .............       $ 12,082,685
  Interest .................................................             21,194
                                                                   ------------
  TOTAL INVESTMENT INCOME ..................................         12,103,879
                                                                   ------------
EXPENSES:
  Investment advisory fees .................................          6,085,233
  Distribution fees -- Class A .............................          1,477,854
  Distribution fees -- Class B .............................             96,238
  Distribution fees -- Class C .............................             77,579
  Shareholder services fees ................................            510,711
  Shareholder communications expenses ......................            157,933
  Custodian fees ...........................................             82,577
  Directors' fees ..........................................             35,164
  Legal and audit fees .....................................             29,804
  Registration fees ........................................             21,347
  Miscellaneous expenses ...................................             68,606
                                                                   ------------
  TOTAL EXPENSES ...........................................          8,643,046
                                                                   ------------
  NET INVESTMENT INCOME ....................................          3,460,833
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .........................         36,213,640
  Net realized loss on foreign
    currency transactions ..................................            (62,542)
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ..................................        (44,422,976)
                                                                   ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY .......................         (8,271,878)
                                                                   ------------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................       $ (4,811,045)
                                                                   ============

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      SIX MONTHS ENDED
                                                                                        JUNE 30, 2005       YEAR ENDED
                                                                                         (UNAUDITED)     DECEMBER 31, 2004
                                                                                       ---------------   -----------------
OPERATIONS:
  Net investment income (loss) .....................................................   $     3,460,833    $    (1,651,707)
  Net realized gain on investments, foreign currency and short sale transactions ...        36,151,098         51,980,502
  Net change in unrealized appreciation/depreciation of investments, short sales and
    foreign currency translations ..................................................       (44,422,976)        99,431,427
                                                                                       ---------------    ---------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................        (4,811,045)       149,760,222
                                                                                       ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investments
    Class A ........................................................................              --          (48,418,476)
    Class B ........................................................................              --             (811,174)
    Class C ........................................................................              --             (652,108)
                                                                                       ---------------    ---------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................................              --          (49,881,758)
                                                                                       ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
    Class A ........................................................................       (92,897,371)       (91,936,401)
    Class B ........................................................................        (1,010,794)         1,041,509
    Class C ........................................................................          (878,317)           368,973
                                                                                       ---------------    ---------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .......................       (94,786,482)       (90,525,919)
                                                                                       ---------------    ---------------
  REDEMPTION FEES ..................................................................            50,334              5,857
                                                                                       ---------------    ---------------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................       (99,547,193)         9,358,402

NET ASSETS:
  Beginning of period ..............................................................     1,298,058,982      1,288,700,580
                                                                                       ---------------    ---------------
  End of period (including undistributed net investment income of
    $3,460,833 and $0, respectively) ...............................................   $ 1,198,511,789    $ 1,298,058,982
                                                                                       ===============    ===============

                 See accompanying notes to financial statements.


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION. The Gabelli Value Fund Inc. (the "Fund") was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2005, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss by $1,651,707 and increase accumulated net realized loss on investments by $1,651,707.

The tax character of distributions paid during the year ended December 31, 2004 was as follows:

                                                             YEAR ENDED
                                                          DECEMBER 31, 2004
                                                          -----------------
           DISTRIBUTIONS PAID FROM:
           Ordinary income (inclusive
             of short term
             capital gains) ...............................  $ 1,627,581
           Net long term capital gains ....................   48,254,177
                                                             -----------
           Total distributions paid .......................  $49,881,758
                                                             ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

                  Undistributed long term capital gains ..... $    364,850
                  Net unrealized appreciation
                    on investments and
                    foreign currency ........................  450,911,478
                                                              ------------
                  Total accumulated gain .................... $451,276,328
                                                              ============

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at June 30, 2005:

                                     GROSS           GROSS        NET UNREALIZED
                                  UNREALIZED      UNREALIZED       APPRECIATION/
                       COST      APPRECIATION    DEPRECIATION     (DEPRECIATION)
                       ----      ------------    ------------     -------------
 Investments ..... $787,209,105   $440,457,461   $(33,468,600)     $406,988,861

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are the Adviser's affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2005, other than short term securities, aggregated $15,459,888 and $130,290,355, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2005, the Fund paid brokerage commissions of $204,638 to Gabelli & Company. During the six months ended June 30, 2005, Gabelli & Company informed the Fund that it received $75,802 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2005, the Fund reimbursed the Adviser $22,500 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. CAPITAL STOCK TRANSACTIONS. The Fund offers three classes of shares -- Class A Shares, Class B Shares, and Class C Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares after eight years from the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class A, Class B and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2005 amounted to $50,334.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


Transactions in shares of capital stock were as follows:

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                     YEAR ENDED
                                                               (UNAUDITED)                   DECEMBER 31, 2004
                                                       --------------------------      ----------------------------
                                                        SHARES          AMOUNT           SHARES           AMOUNT
                                                       ----------   -------------      -----------    -------------
                                                                 CLASS A                          CLASS A
                                                       -------------------------      ----------------------------
Shares sold .........................................   1,710,475   $  32,666,061        6,030,365    $ 110,732,311
Shares issued upon
   reinvestment of dividends ........................          --              --        2,261,031       43,954,437
Shares redeemed .....................................  (6,595,137)   (125,563,432)     (13,467,997)    (246,623,149)
                                                       ----------   -------------      -----------    -------------
    Net decrease ....................................  (4,884,662)  $ (92,897,371)      (5,176,601)   $ (91,936,401)
                                                       ==========   =============      ===========    =============
                                                                CLASS B                           CLASS B
                                                       -------------------------      ----------------------------
Shares sold .........................................      13,847   $     257,052          271,816    $   4,877,768
Shares issued upon
    reinvestment of dividends .......................          --              --           35,424          663,482
Shares redeemed .....................................     (69,064)     (1,267,846)        (256,767)      (4,499,741)
                                                       ----------   -------------      -----------    -------------
    Net increase (decrease) .........................     (55,217)  $  (1,010,794)          50,473    $   1,041,509
                                                       ==========   =============      ===========    =============
                                                                CLASS C                           CLASS C
                                                       -------------------------      ----------------------------
Shares sold .........................................      59,757   $   1,097,789          350,382    $   6,259,650
Shares issued upon
   reinvestment of dividends ........................          --              --           25,225          472,969
Shares redeemed .....................................    (107,939)     (1,976,106)        (359,665)      (6,363,646)
                                                       ----------   -------------      -----------    -------------
    Net increase (decrease) .........................     (48,182)  $    (878,317)          15,942    $     368,973
                                                       ==========   =============      ===========    =============

8. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI VALUE FUND INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                     INCOME
                           FROM INVESTMENT OPERATIONS                                  DISTRIBUTIONS
             ----------------------------------------------------------    -----------------------------------------
                                                Net
             Net Asset                      Realized and     Total                         Net
  Period       Value,          Net           Unrealized      from             Net        Realized
   Ended     Beginning      Investment     Gain/(Loss) on   Investment    Investment      Gain on         Total
December 31  of Period   Income/(Loss)(a)    Investments    Operations      Income      Investments   Distributions
-----------  ---------   ----------------  --------------   ----------    ----------    -----------   -------------
CLASS A
   2005(g)    $19.49         $ 0.06            $(0.09)        $(0.03)         --              --             --
   2004        17.97          (0.02)             2.31           2.29          --          $(0.77)        $(0.77)
   2003        13.81          (0.05)             4.45           4.40          --           (0.24)         (0.24)
   2002        16.43          (0.04)            (2.58)         (2.62)         --              --             --
   2001        16.13          (0.05)             0.93           0.88          --           (0.58)         (0.58)
   2000        19.45          (0.03)            (1.54)         (1.57)         --           (1.75)         (1.75)
CLASS B
   2005(g)    $18.79         $(0.01)           $(0.10)        $(0.11)         --              --             --
   2004        17.47          (0.15)             2.24           2.09          --          $(0.77)        $(0.77)
   2003        13.53          (0.17)             4.35           4.18          --           (0.24)         (0.24)
   2002        16.23          (0.14)            (2.56)         (2.70)         --              --             --
   2001        16.07          (0.18)             0.92           0.74          --           (0.58)         (0.58)
   2000(b)     18.20          (0.14)            (0.24)         (0.38)         --           (1.75)         (1.75)
CLASS C
   2005(g)    $18.80         $(0.01)           $(0.10)        $(0.11)         --              --             --
   2004        17.49          (0.15)             2.23           2.08          --          $(0.77)        $(0.77)
   2003        13.54          (0.17)             4.36           4.19          --           (0.24)         (0.24)
   2002        16.24          (0.14)            (2.56)         (2.70)         --              --             --
   2001        16.07          (0.18)             0.93           0.75          --           (0.58)         (0.58)
   2000(b)     18.20          (0.14)            (0.24)         (0.38)         --           (1.75)         (1.75)

Selected data for a share of capital stock outstanding throughout each period:


                                            RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             -                         -------------------------------------------------------

                            Net Asset           Net Assets     Net
  Period                     Value,               End of    Investment              Portfolio
   Ended        Redemption   End of     Total     Period     Income/    Operating   Turnover
December 31       Fees(a)    Period    Return+  (in 000's)    (Loss)   Expenses (c)   Rate
-----------     ----------   -------   -------   --------     -------  ------------ ----------
CLASS A
   2005(g)    $0.00(f)       $19.46     (0.2)%  $1,163,884    0.59%(e)   1.40%(e)       1%
   2004        0.00(f)        19.49     12.8     1,261,293   (0.11)      1.39          12
   2003          --           17.97     31.9     1,255,668   (0.35)      1.44(d)        8
   2002          --           13.81    (16.0)    1,024,452   (0.28)      1.40          16
   2001          --           16.43      5.4     1,267,975   (0.30)      1.40          29
   2000          --           16.13     (7.9)    1,158,085   (0.14)      1.37          66
CLASS B
   2005(g)    $0.00(f)       $18.68     (0.6)%  $   19,223   (0.16)%(e)  2.15%(e)       1%
   2004        0.00(f)        18.79     12.0        20,366   (0.86)      2.14          12
   2003          --           17.47     30.9        18,059   (1.10)      2.19(d)        8
   2002          --           13.53    (16.6)       10,493   (1.01)      2.16          16
   2001          --           16.23      4.6         5,505   (1.10)      2.19          29
   2000(b)       --           16.07     (1.9)          681   (0.89)(e)   2.12(e)       66
CLASS C
   2005(g)    $0.00(f)       $18.69     (0.6)%  $   15,405   (0.16)%(e)  2.15%(e)       1%
   2004        0.00(f)        18.80     11.9        16,400   (0.85)      2.14          12
   2003          --           17.49     30.9        14,973   (1.10)      2.19(d)        8
   2002          --           13.54    (16.6)        8,078   (1.01)      2.16          16
   2001          --           16.24      4.6         4,170   (1.08)      2.19          29
   2000(b)       --           16.07     (1.9)          566   (0.89)(e)   2.12(e)       66

--------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) From the commencement of offering on March 1, 2000.
(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.36% (Class A), 2.11% (Class B) and 2.11% (Class C) for 2000 and 1.39% (Class A), 2.18% (Class B) and 2.18%
    (Class C) for 2001. For the fiscal years ended December 31, 2002 and 2003, the effect of the custodian fee credits were minimal. For the six months ended June 30, 2005 and the fiscal year ended December 31, 2004, there were no custodian fee credits.
(d) The Fund incurred dividend expense on securities sold short for the year ended December 31, 2003. If dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.43% (Class A), 2.18% (Class B) and 2.18% (Class C), respectively.
(e) Annualized.
(f) Amount represents less than $0.005 per share.
(g) For the six months ended June 30, 2005, unaudited.

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), contemplates that the Board of Directors (the "Board") of The Gabelli Value Fund Inc. (the "Fund"), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Directors"), are required to annually review and re-approve the terms of the Fund's existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the "Advisory Agreement") with Gabelli Funds, LLC (the "Adviser") for the Fund.

More specifically, at a meeting held on February 16, 2005, the Independent Directors, meeting in executive session with their counsel, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Directors considered the nature, quality and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Independent Directors in their capacity as directors and other services. Specifically, the Independent Directors received and considered information regarding the size, education and experience of the Adviser's staff, the Adviser's fundamental research capabilities and the Adviser's approach to recruiting, training and retaining portfolio managers and other research and management personnel.

Based  on  the  above  factors,   together  with  those  referenced  below,  the
Independent Directors concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

FUND PERFORMANCE. The Independent Directors considered information as to short-term and long-term investment performance for the Fund over various periods of time as compared to both relevant equity indices and the performance of the Fund's Lipper, Inc. peer group, and concluded that the Adviser was delivering superior performance results over the long term consistent with the long-term investment strategies being pursued by the Fund.

FUND FEES AND EXPENSES. The Independent Directors reviewed and considered the Fund's contractual management fee rate and expense ratio relative to industry averages for the Fund's peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Directors noted that the mix of services under the Advisory Agreement are much more extensive than those under the advisory agreements for non-fund clients. While the Independent Directors recognized that the investment advisory fee paid by the Fund is generally at the high end of its peer group, they concluded that the fee is acceptable based upon the qualifications, experience, reputation and performance of the Adviser and the moderate overall expense ratio of the Fund.

PROFITABILITY. The Independent Directors received and considered information regarding the Adviser's overall profitability and costs, and pro forma estimates of the Adviser's profitability and costs attributable to the Fund (i) as part of the Gabelli fund complex and (ii) assuming the Fund constituted the Adviser's only investment company under its management. The Independent Directors also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently-enacted regulatory requirements and new or enhanced Fund policies and procedures. The Independent Directors concluded that the Adviser's profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

ECONOMIES OF SCALE. The Independent Directors received and considered information regarding whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Directors noted that economies of scale may develop for certain funds as their assets increase and their fund-level expenses decline as a percentage of assets, but that fund-level economies of scale may not necessarily result in Adviser-level economies of scale. The Adviser informed the Board that the overall expenses incurred by the Adviser relating to management of the Fund had increased substantially in recent years as a percentage of management fees, rather than declining as might be anticipated as the assets of the Fund increase. The Independent Directors agreed that it was possible that Adviser-level expenses incurred in managing the Fund eventually may level off or decline as a percentage of management fees if the assets of the Fund continue to grow beyond certain thresholds.

The Independent Directors also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that it currently was reasonable.

OTHER BENEFITS TO THE ADVISER. The Independent Directors also received and considered information regarding the character and amount of other incidental benefits received by the Adviser and its affiliates from their association with the Fund. The Independent Directors considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Directors concluded that potential "fall-out" benefits that the Adviser and its affiliates may receive, such as greater name recognition, affiliated brokerage commissions or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

CONCLUSIONS. As discussed above, the Independent Directors reviewed detailed materials received from the Adviser as part of the re-approval process under
Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least in each of its regular meetings, which include, among other things, Fund performance reports.

As a part of their decision-making process, the Independent Directors noted that the Adviser has managed the Fund since its inception, and the Independent Directors believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Directors considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Directors considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Directors concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

In considering the Advisory Agreement, the Independent Directors did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund's surrounding circumstances. Based on this review, it was the judgment of the Independent Directors that shareholders had received very favorable absolute and relative performance at reasonable fees. After considering the above-described factors and based on their deliberations and their evaluation of the information provided to them, the Independent Directors concluded that re-approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Independent Directors unanimously agreed to recommend the continuation of the Advisory Agreement.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                       PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
GABELLI MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                           THE GABELLI VALUE FUND INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                             Karl Otto Pohl
CHAIRMAN AND CHIEF                                FORMER PRESIDENT
EXECUTIVE OFFICER                                 DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                               Anthony R. Pustorino
ATTORNEY-AT-LAW                                   CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                         PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Robert J. Morrissey                               Werner J. Roeder, MD
ATTORNEY-AT-LAW                                   MEDICAL DIRECTOR
MORRISSEY, HAWKINS &LYNCH                         LAWRENCE HOSPITAL


                                    OFFICERS

Bruce N. Alpert                                   James E. McKee
PRESIDENT AND TREASURER                           SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                    CUSTODIAN
                        Mellon Trust of New England, N.A.


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                           Willkie Farr &Gallagher LLP


                                   DISTRIBUTOR
                             Gabelli &Company, Inc.

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB409Q205SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI


THE
GABELLI
VALUE
FUND
INC.

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Value Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 7, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     September 7, 2005
    ----------------------------------------------------------------------------





* Print the name and title of each signing officer under his or her signature.